Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Summary information by segment

For the Year Ended December 31, 2013:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
		(In thousands, except percentages)
Net revenues	$378,068	$98,725	$476,793	$188,313	$665,106
Costs of revenues	161,385	49,788	211,173	59,891	271,064
Gross margin	57%	50%	56%	68%	59%
Operating expenses:
Sales and marketing			$97,342	$63,069	$160,411
Product development			45,592	100,740	146,332
General and administrative			42,210	22,517	64,727
Total operating expenses			185,144	186,326	371,470
Income (loss) from operations			80,476	(57,904)	22,572
Interest and other income, net			21,676	(2,884)	18,792
Change in fair value of investor option liability			—	21,064	21,064
Income (loss) from equity method investment, net			10,761	(1,236)	9,525
Realized gain (loss) on long-term investments			(10,503)	3,116	(7,387)
Investment impairment			(6,134)	—	(6,134)
Income (loss) before income tax expenses			96,276	(37,844)	58,432
Income tax expense			(14,331)	(271)	(14,602)
Net income (loss)			$81,945	$(38,115)	$43,830

For the Year Ended December 31, 2012(restated):

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$363,198	$100,202	$463,400	$65,929	$529,329
Costs of revenues	154,526	46,977	201,503	46,429	247,932
Gross margin	57%	53%	57%	30%	53%
Operating expenses:
Sales and marketing			$101,962	$40,380	$142,342
Product development			37,020	71,186	108,206
General and administrative			33,619	5,778	39,397
Total operating expenses			172,601	117,344	289,945
Income (loss) from operations			89,296	(97,844)	(8,548)
Interest and other income, net			21,651	(4,853)	16,798
Loss from equity method investment, net			(9,390)	(1,340)	(10,730)
Realized gain on long-term investments			55,563	—	55,563
Investment impairment			(18,498)	—	(18,498)
Income (loss) before income tax expenses			138,622	(104,037)	34,585
Income tax benefit (expense )			(4,281)	1,551	(2,730)
Net income (loss)			$134,341	$(102,486)	$31,855

For the Year Ended December 31, 2011(restated):

	Portal advertising	Others	Portal advertising &Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$368,805	$114,024	$482,829	$—	$482,829
Costs of revenues	127,931	57,890	185,821	29,527	215,348
Gross margin	65%	49%	62%	—	55%
Operating expenses:
Sales and marketing			$90,819	$45,048	$135,867
Product development			29,343	36,921	66,264
General and administrative			26,140	3,981	30,121
Goodwill impairment			68,891	—	68,891
Total operating expenses			215,193	85,950	301,143
Income (loss) from operations			81,815	(115,477)	(33,662)
Interest and other income, net			18,077	(1,750)	16,327
Income (loss) from equity method investment, net			1,889	(423)	1,466
Investment impairment			(281,548)	—	(281,548)
Income (loss) before income tax expenses			(179,767)	(117,650)	(297,417)
Income tax expense			(5,001)	—	(5,001)
Net loss			$(184,768)	$(117,650)	$(302,418)

Schedule of geographic operations

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2013:
Net revenues	$660,695	$4,411	$665,106
Long-lived assets	$75,691	$5,229	$80,920
Year ended and as of December 31, 2012:
Net revenues	$525,678	$3,651	$529,329
Long-lived assets	$76,195	$445	$76,640
Year ended and as of December 31, 2011:
Net revenues	$479,341	$3,488	$482,829
Long-lived assets	$74,112	$399	$74,511